FINANCIAL INSTRUMENTS - Sensitivity analysis (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Foreign currency risk
Sensitivity analysis
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 15,057	R$ 112,355
Impact on income statement based on change in assumption, after effects of changes in net investment hedge	R$ 15,047
Foreign currency risk | Non-Deliverable Forwards
Sensitivity analysis
Percentage of change	5.00%
Impact on income statement based on change in assumption	R$ 3,703
Interest rate risk
Sensitivity analysis
Interest rate change (as a percent)	0.10%	0.10%
Impact on income statement based on change in assumption	R$ 85,147	R$ 70,891
Interest rate risk | Interest Rate Swap
Sensitivity analysis
Interest rate change (as a percent)	0.50%	0.50%
Impact on income statement based on change in assumption		R$ 408
Products sold price risk
Sensitivity analysis
Percentage of change	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 438,147	R$ 396,440
Raw materials and commodity price risk
Sensitivity analysis
Percentage of change	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 269,454	R$ 258,906